Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 10,623,855.6		₨ 9,111,464.6	$ 140,918.6
Fair Value Of Credit Substitutes	362,373.7		272,886.8	$ 4,806.7
Non-funded exposure	1,224,692.9		1,147,966.2
Total Exposure	₨ 12,210,922.2	$ 161,969.9	₨ 10,532,317.6
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 2,958,437.7		₨ 2,477,945.6
Fair Value Of Credit Substitutes	2,756.6		0.0
Non-funded exposure	446.4		1,552.1
Total Exposure	₨ 2,961,640.7	$ 39,284.3	₨ 2,479,497.7
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	24.30%	24.30%	23.50%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 533,155.3		₨ 445,757.8
Fair Value Of Credit Substitutes	343.7		1,170.7
Non-funded exposure	22,820.3		15,051.6
Total Exposure	₨ 556,319.3	$ 7,379.2	₨ 461,980.1
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.60%	4.60%	4.40%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 317,450.0		₨ 311,477.1
Fair Value Of Credit Substitutes	76,860.2		98,274.0
Non-funded exposure	1,659.1		13,203.1
Total Exposure	₨ 395,969.3	$ 5,252.3	₨ 422,954.2
NBFC/Financial Intermediaries | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.20%	3.20%	4.00%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 330,632.5		₨ 352,979.1
Fair Value Of Credit Substitutes	18,397.9		10,413.9
Non-funded exposure	33,037.0		32,546.7
Total Exposure	₨ 382,067.4	$ 5,067.9	₨ 395,939.7
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	3.80%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 376,334.2		₨ 376,547.1
Fair Value Of Credit Substitutes	495.3		0.0
Non-funded exposure	10,849.7		9,808.2
Total Exposure	₨ 387,679.2	$ 5,142.3	₨ 386,355.3
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.20%	3.20%	3.70%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 399,046.4		₨ 354,060.4
Fair Value Of Credit Substitutes	2,015.1		3,957.3
Non-funded exposure	19,135.9		13,757.6
Total Exposure	₨ 420,197.4	$ 5,573.6	₨ 371,775.3
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.40%	3.50%
Agriculture Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 313,143.6		₨ 330,092.5
Fair Value Of Credit Substitutes	0.0		0.0
Non-funded exposure	833.3		728.8
Total Exposure	₨ 313,976.9	$ 4,164.7	₨ 330,821.3
Agriculture Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	3.10%
Power
Concentration Risk [Line Items]
Gross loans	₨ 458,628.1		₨ 251,169.4
Fair Value Of Credit Substitutes	48,997.7		37,188.7
Non-funded exposure	41,445.6		39,998.4
Total Exposure	₨ 549,071.4	$ 7,283.1	₨ 328,356.5
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.50%	4.50%	3.10%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 232,932.0		₨ 246,272.4
Fair Value Of Credit Substitutes	10,412.6		21,288.6
Non-funded exposure	29,949.6		26,245.9
Total Exposure	₨ 273,294.2	$ 3,625.1	₨ 293,806.9
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.80%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 280,870.4		₨ 257,056.8
Fair Value Of Credit Substitutes	4,309.5		1,978.8
Non-funded exposure	36,335.2		33,482.7
Total Exposure	₨ 321,515.1	$ 4,264.7	₨ 292,518.3
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.80%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 240,196.0		₨ 159,462.7
Fair Value Of Credit Substitutes	12,255.3		1,557.3
Non-funded exposure	144,296.9		120,816.0
Total Exposure	₨ 396,748.2	$ 5,262.6	₨ 281,836.0
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.20%	3.20%	2.70%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 260,907.9		₨ 233,798.9
Fair Value Of Credit Substitutes	1,391.3		0.0
Non-funded exposure	21,853.6		15,325.7
Total Exposure	₨ 284,152.8	$ 3,769.1	₨ 249,124.6
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.40%
Financial Institutions
Concentration Risk [Line Items]
Gross loans	₨ 219,417.5
Fair Value Of Credit Substitutes	59,118.8
Non-funded exposure	2,058.7
Total Exposure	₨ 280,595.0	$ 3,721.9
Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%
Business Services
Concentration Risk [Line Items]
Gross loans	₨ 244,028.7		₨ 236,853.7
Fair Value Of Credit Substitutes	2,278.5		249.2
Non-funded exposure	15,953.3		11,318.3
Total Exposure	₨ 262,260.5	$ 3,478.7	₨ 248,421.2
Business Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.40%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 231,524.9		₨ 195,488.6
Fair Value Of Credit Substitutes	1,144.7		5,514.4
Non-funded exposure	45,235.4		44,149.5
Total Exposure	₨ 277,905.0	$ 3,686.2	₨ 245,152.5
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.30%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 136,531.9		₨ 92,504.7
Fair Value Of Credit Substitutes	33,834.9		705.0
Non-funded exposure	115,440.2		150,857.5
Total Exposure	₨ 285,807.0	$ 3,791.0	₨ 244,067.2
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.30%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 211,849.6		₨ 192,708.4
Fair Value Of Credit Substitutes	34.2		67.8
Non-funded exposure	34,840.2		29,835.7
Total Exposure	₨ 246,724.0	$ 3,272.6	₨ 222,611.9
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%	2.00%	2.10%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans			₨ 187,527.5
Fair Value Of Credit Substitutes			4,436.1
Non-funded exposure			26,803.8
Total Exposure			₨ 218,767.4
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.10%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 165,578.8		₨ 128,273.5
Fair Value Of Credit Substitutes	2,457.1		9,035.5
Non-funded exposure	104,731.8		79,596.8
Total Exposure	₨ 272,767.7	$ 3,618.1	₨ 216,905.8
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.10%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 238,436.5		₨ 200,089.4
Fair Value Of Credit Substitutes	0.0		248.3
Non-funded exposure	18,766.1		12,218.2
Total Exposure	₨ 257,202.6	$ 3,411.6	₨ 212,555.9
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.00%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 2,474,753.6		₨ 2,081,399.0
Fair Value Of Credit Substitutes	85,270.3		76,801.2
Non-funded exposure	525,004.6		470,669.6
Total Exposure	₨ 3,085,028.5	$ 40,920.9	₨ 2,628,869.8
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	25.50%	25.50%	24.90%